Share-Based Termination Liability	12 Months Ended
Dec. 31, 2024
Share-Based Termination Liability [Abstract]
SHARE-BASED TERMINATION LIABILITY

7. SHARE-BASED TERMINATION LIABILITY

In September 2023, the Company negotiated a contingent lease termination agreement with its landlord for the Berkeley facility lease (see Note 13 — Leases). As a result of the Company issuing 30,000 shares of the new public company to its landlord after the closing of the merger transaction with GAMC, the Berkeley lease facility was considered terminated as of September 10, 2023 pursuant to the lease termination agreement.

In October 2023, the Company entered into a settlement agreement with a supplier (see Note 14 — Commitments and Contingencies). As a result of the Company paying the supplier $1.0 million and issuing 7,500 shares of the new public company to the supplier after the closing of the merger transaction with GAMC, the Supply Agreement was considered terminated as of July 13, 2023 pursuant to the settlement agreement.

After the Merger consummation in August 2024, the Company issued the 37,500 shares of Common stock to its landlord and its supplier to settle the share-based termination liability during the year ended December 31, 2024.

The following assumptions were used to calculate the fair value of the share-based termination liability as of December 31, 2023:

December 31, 2023
Fair value of common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10% – 90%
Exchange ratio(4)	0.482

(1)	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

(3)	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(4)	The exchange ratio, as defined in the Company’s business combination agreement, represents the number of new public company shares to be provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated based on the number of shares of the new public company divided by the number of fully diluted shares of the Company.